EATON VANCE SPECIAL INVESTMENT TRUST

                                24 Federal Street
                                Boston, MA 02110





                                  CERTIFICATION


         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Special Investment Trust (the "Registrant") (1933 Act File No. 002-27962) certifies (a) that the forms of prospectuses and statements of additional information dated May 1, 1997 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 46 ("Amendment No. 46") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 46 was filed electronically with the Commission (Accession No. 0000950156-97-000402) on April 23, 1997:

               EV Marathon Emerging Markets Fund
               EV Traditional Emerging Markets Fund
               EV Marathon Greater India Fund
               EV Traditional Greater India Fund
               EV Classic Investors Fund
               EV Marathon Investors Fund
               EV Traditional Investors Fund
               EV Classic Special Equities Fund
               EV Marathon Special Equities Fund
               EV Traditional Special Equities Fund
               EV Classic Stock Fund
               EV Marathon Stock Fund
               EV Traditional Stock Fund
               EV Classic Total Return Fund
               EV Marathon Total Return Fund
               EV Traditional Total Return Fund

                                   EATON VANCE SPECIAL INVESTMENT TRUST


                                   By: /s/ Eric G. Woodbury
                                   Eric G. Woodbury, Assistant Secretary

Date:  May 1, 1997